Revenue Recognition	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Cara Therapeutics, Inc.
Revenue Recognition

12.Revenue Recognition

Cara has recognized revenue under its license and collaboration agreements from (1) its share of the profit generated by KORSUVA injection sales in the United States during each of the three months ended March 31, 2025 and 2024; (2) commercial supply revenue from Cara’s sales of commercial product to CSL Vifor during the three months ended March 31, 2024; (3) clinical compound sales from the Maruishi license agreement during each of the three months ended March 31, 2025 and 2024; and (4) other revenue which represents royalty payments earned by Cara under Vifor Agreement No. 2 and the Maruishi Agreement under the Original HCR Agreement during each of the three months ended March 31, 2025 and 2024. As of March 31, 2025, Cara has not earned any sales-based milestones under its collaboration agreements.

As of March 31, 2025, Cara had license and collaboration agreements with CSL Vifor, Maruishi and CKDP (see Note 18, Subsequent Events). The following table provides amounts included in Cara’s Condensed Consolidated Statements of Comprehensive Loss as revenue for each of the three months ended March 31, 2025 and 2024, respectively:

	Three Months Ended March 31,
	2025	2024
Collaborative revenue
CSL Vifor (KORSUVA injection profit sharing)	$1,198	$788
Total collaborative revenue	$1,198	$788
Commercial supply revenue
CSL Vifor (KORSUVA injection)	$—	$640
Total commercial supply revenue	$—	$640
Clinical compound revenue
Maruishi	$48	$84
Total clinical compound revenue	$48	$84
Other revenue (non-cash)
CSL Vifor (Kapruvia ex-U.S.)	$373	$290
Maruishi	950	333
Total other revenue	$1,323	$623

Collaborative revenue

Beginning in April 2022, Cara began recording its share of the profit generated by KORSUVA injection sales by CSL Vifor to third parties in the United States. Under the license agreements with CSL Vifor, KORSUVA injection net sales are calculated by CSL Vifor which are net of discounts, rebates, and allowances. These amounts include the use of estimates and judgments, which could be adjusted based on actual results in the future. Cara records its share of the net profits from the sales of KORSUVA injection in the United States on a net basis (since Cara is not the primary obligor and does not retain inventory risk) and presents the revenue earned each period as collaborative revenue.

For the three months ended March 31, 2025, CSL Vifor recorded net sales of KORSUVA injection in the United States of approximately $2,429, which resulted in Cara’s profit share amount of $1,198. For the three months ended March 31, 2024, CSL Vifor recorded net sales of approximately $1,806, which resulted in Cara’s profit share amount of $788.

Commercial supply revenue

Under the Vifor International Supply Agreement, Cara’s only performance obligation is the delivery of KORSUVA injection to CSL Vifor in accordance with the receipt of purchase orders. Revenue from the sale of commercial supply product to CSL Vifor is recognized as delivery of the product occurs. There was no commercial supply revenue for the three months ended March 31, 2025. For the three months ended March 31, 2024, Cara had commercial supply revenue of $640 with associated COGS of $620.

Clinical compound revenue

Cara’s only performance obligation under the supply agreement with Maruishi is to deliver clinical compound to Maruishi in accordance with the receipt of purchase orders. During the three months ended March 31, 2025 and 2024, Cara recognized clinical compound revenue of $48 and $84, respectively, from the sale of clinical compound to Maruishi (see Note 18, Subsequent Events).

Other revenue

Cara recorded other non-cash revenue of $1,323 and $623 which represents the royalty payments earned by Cara under Vifor Agreement No. 2 and the Maruishi Agreement during the three months ended March 31, 2025 and 2024, respectively, in conjunction with ex-U.S. sales of KORSUVA/Kapruvia, which is to be remitted to HCR under the terms of the Original HCR Agreement. This non-cash revenue was to be recorded until Cara fulfilled its obligations under the Original HCR Agreement. In connection with the consummation of the Asset Disposition, the Original HCR Agreement was terminated (see Note 9, Royalty Purchase and Sale Agreement and Note 18, Subsequent Events).

Contract balances

As of March 31, 2025 and December 31, 2024, Cara recorded accounts receivable, net – related party of $1,229 and $407, respectively, which primarily related to its profit-sharing revenue from sales of KORSUVA injection in the United States by CSL Vifor and royalty payments from CSL Vifor for the 2025 period, and royalty payments from CSL Vifor in the 2024 period. Cara also recorded $950 and $1,047 within other receivables which primarily related to royalty payments from Maruishi as of March 31, 2025 and December 31, 2024, respectively. There were no other contract assets or contract liabilities related to the CSL Vifor, Maruishi and CKDP agreements as of March 31, 2025 and December 31, 2024.

Cara routinely assessed the creditworthiness of its license and collaboration partners. Cara had not experienced any losses related to receivables from its license and collaboration partners as of March 31, 2025 and December 31, 2024. In connection with the consummation of the Asset Disposition, the Original HCR Agreement was terminated and future payments to HCR, including other non-cash revenue earned in the first quarter of 2025, would be made by CSL Vifor (see Note 18, Subsequent Events).

14.Revenue Recognition

The Company has recognized revenue under its license and collaboration agreements from (1) its share of the profits generated by KORSUVA injection sales in the United States during the years ended December 31, 2024, 2023 and 2022; (2) commercial supply revenue from the Company’s sales of commercial product to CSL Vifor during the years ended December 31, 2024, 2023 and 2022; (3) upfront license fees and milestone payments, including development and regulatory milestones, during the years ended December 31, 2023 and 2022; (4) royalty revenue from net sales of Kapruvia in Europe during the years ended December 31, 2023 and 2022; (5) clinical compound sales from certain license agreements during the years ended December 31, 2024 and 2023; and (6) other revenue which represents royalty payments earned by the Company under Vifor Agreement No. 2 and the Maruishi Agreement under the HCR Agreement during the years ended December 31, 2024 and 2023. As of December 31, 2024, the Company has not earned any sales-based milestones under its collaboration agreements.

As of December 31, 2024, the Company had license and collaboration agreements with CSL Vifor, Maruishi and CKDP. The following table provides amounts included in the Company’s Consolidated Statements of Comprehensive Loss as revenue for the years ended December 31, 2024, 2023 and 2022:

	Year Ended December 31,
	2024	2023	2022
Collaborative revenue
CSL Vifor (KORSUVA injection profit sharing)	$2,086	$12,397	$16,572
Maruishi	—	539	—
Total collaborative revenue	$2,086	$12,936	$16,572
Commercial supply revenue
CSL Vifor* (KORSUVA injection)	$640	$5,843	$10,223
Total commercial supply revenue	$640	$5,843	$10,223
License and milestone fees
CSL Vifor*	$—	$—	$15,000
Maruishi	—	910	—
Total license and milestone fees	$—	$910	$15,000
Royalty revenue
CSL Vifor (Kapruvia ex U.S.)	$—	$415	$72
Total royalty revenue	$—	$415	$72
Clinical compound revenue
Maruishi	$84	$165	$—
Total clinical compound revenue	$84	$165	$—
Other revenue (non-cash)
CSL Vifor (Kapruvia ex U.S.)	$1,492	$284	$—
Maruishi	2,835	415	—
Total other revenue	$4,327	$699	$—
*

Includes amounts earned from Vifor Fresenius Medical Care Renal Pharma Ltd. and Vifor International prior to Vifor International’s assignment of its rights and obligations to Vifor Fresenius Medical Care Renal Pharma Ltd. in May 2022.

Collaborative revenue

Beginning in April 2022, the Company began recording its share of the profits generated by KORSUVA injection sales by CSL Vifor to third parties in the United States. Under the license agreements with CSL Vifor, KORSUVA injection net sales are calculated by CSL Vifor which are net of discounts, rebates, and allowances. These amounts include the use of estimates and judgments, which could be adjusted based on actual results in the future. The Company records its share of the net profits from the sales of KORSUVA injection in the United States on a net basis (since the Company is not the primary obligor and does not retain inventory risk) and presents the revenue earned each period as collaborative revenue. During the years ended December 31, 2024, 2023 and 2022, the Company recorded $2,086, $12,397 and $16,572, respectively, as collaborative revenue for its profit-share from the sales of KORSUVA injection in the United States. Collaborative revenue in 2024 included negative net sales reported by CSL Vifor for the second and fourth quarters of 2024 primarily due to higher rebates and chargebacks due to price decreases on KORSUVA injection related to the expiration of Transition Drug Add-on Payment Adjustment in April 2024. As a result, the Company recorded associated G&A expense for $1,639 for the year ended December 31, 2024 as a result of the negative profit share amounts in the second and fourth quarters of 2024.

The Company’s distinct performance obligations under the Maruishi Agreement included transfer of the license to the Company’s IP, which allowed Maruishi to develop and commercialize difelikefalin, for acute pain and uremic pruritus indications in Japan, which occurred at inception of the contract in 2013 (considered license and milestone fees revenue), and performance of R&D services, which occurred from 2013 to 2015 (considered collaborative revenue), as those services were rendered. The Company agreed to conduct limited work on an oral tablet formulation of difelikefalin and to conduct Phase 1 and proof-of-concept Phase 2 clinical trials of an intravenous formulation of difelikefalin to be used to treat patients with uremic pruritus. The Company agreed to transfer the data and information from such development to Maruishi for its efforts to obtain regulatory approval in Japan. These activities are referred to as R&D services and were included as collaborative revenue.

In addition, the Company’s promise in the Maruishi Agreement to transfer the license is separately identifiable from the promise to provide defined R&D services (i.e., distinct within the context of the contract) because the Company was not using the goods or services as inputs to produce or deliver the combined output or outputs specified by the customer. The combined output specified by Maruishi is its right to conduct development activities related to difelikefalin in Japan, which could result in regulatory approval in Japan. That right is derived from the Company’s grant of the license. Maruishi is conducting clinical trials on its own and does not require the R&D services provided by the Company. Furthermore, the R&D services do not significantly modify or customize the license and vice versa. Finally, the license and R&D services were not highly interdependent or highly interrelated because the Company was able to fulfill its promise to transfer the initial license independently from its promise to subsequently provide the R&D services, which Maruishi can obtain on its own. There were no remaining performance obligations under the Maruishi Agreement as of December 31, 2024.

During the year ended December 31, 2023, the criteria for revenue recognition for a regulatory milestone event set forth in the Maruishi Agreement was achieved, and the Company earned $1,449, of which $539 was recorded as collaborative revenue based on the relative standalone selling prices described at contract inception. This regulatory milestone payment was considered variable consideration due to the uncertainty of occurrence of this event as specified at inception of the agreement. Therefore, this potential regulatory milestone payment was not included in the transaction price at the inception of the agreement. There was no collaborative revenue recognized under the Maruishi Agreement during the years ended December 31, 2024 and 2022 (see Note 2, Summary of Significant Accounting Policies – Revenue Recognition).

Commercial supply revenue

Under the Vifor International Supply Agreement, the Company’s only performance obligation is the delivery of KORSUVA injection to CSL Vifor in accordance with the receipt of purchase orders. Revenue from the sale of commercial supply product to CSL Vifor is recognized as delivery of the Licensed Product occurs. The Company had commercial supply revenue of $640 with associated COGS of $620 during the year ended December 31, 2024 since these inventory costs were capitalized as inventory subsequent to regulatory approval. The Company had commercial supply revenue of $5,843 with associated COGS of $6,174 during the year ended December 31, 2023 since these inventory costs were capitalized as inventory subsequent to regulatory approval. The Company had commercial supply revenue of $10,223 for the year ended December 31, 2022, of which $2,295 was recognized in January 2022 with no associated COGS since these inventory costs were incurred prior to regulatory approval on August 23, 2021, and $7,928 was recognized throughout the remainder of 2022 with associated COGS of $7,266 since these inventory costs were capitalized as inventory subsequent to regulatory approval.

License and milestone fees revenue

Under Vifor Agreement No. 2, the Company identified two performance obligations at contract inception in 2018: (1) granting of the license to CSL Vifor, and (2) the R&D services. The Company determined that these two performance obligations were not capable of being distinct (i.e., did not have standalone value for CSL Vifor) because CSL Vifor could not benefit (derive potential cash flows) from either one on its own or together with other resources that are readily available to it since CSL Vifor was relying on the Company’s expertise in investigating chronic kidney disease-associated pruritus, or CKD-aP, and its know-how obtained from multiple years of pre-clinical and clinical development, and years of interactions with the FDA which other companies or CROs would not have. The license to CSL Vifor did not provide benefit to CSL Vifor until and unless the Company conducted the pivotal clinical trials and other supportive trials in CKD-aP to gather sufficient clinical data for CSL Vifor to obtain marketing approval in the Territory. Furthermore, CSL Vifor did not have the right to perform development activities on its own unless specifically allocated by the JDC or JSC.

The two identified performance obligations were also not distinct within the context of the contract, (i.e., were not separately identifiable from each other) because of the nature of the promise within the context of the contract. The nature of the promise was to transfer a combined deliverable to CSL Vifor based on the agreement (to support the ability of CSL Vifor to commercialize the Licensed Product) and the Company determined that the license granted to CSL Vifor and the R&D services are inputs rather than a transfer of each of these goods and services individually. In addition, the two identified performance obligations were highly interrelated and interdependent because satisfaction of both performance obligations was required for CSL Vifor to derive benefit from Vifor Agreement No. 2 for commercialization of the Licensed Product in the Territory. Therefore, the two performance obligations were not distinct from each other and were accounted for as a single performance obligation.

As a result of the European Commission’s regulatory approval of Kapruvia in April 2022, the Company received a $15,000 regulatory milestone payment from CSL Vifor under Vifor Agreement No. 2, which was recorded as license and milestone fees revenue for the year ended December 31, 2022, since this regulatory milestone payment was considered variable consideration at contract inception, was not included in the transaction price at the inception of the agreement and was allocated to the one combined performance obligation identified at contract inception (see Note 2, Summary of Significant Accounting Policies – Revenue Recognition).

During the year ended December 31, 2023, the criteria for revenue recognition for a regulatory milestone event set forth in the Maruishi Agreement was achieved and the Company earned $1,449, of which $910 was recorded as license and milestone fees revenue based on the relative standalone selling prices described at contract inception. This regulatory milestone payment was considered variable consideration due to the uncertainty of occurrence of this event as specified at inception of the agreement. Therefore, this potential regulatory milestone payment was not included in the transaction price at the inception of the agreement. There were no license and milestone fees revenue recognized under the Maruishi Agreement during the years ended December 31, 2024 and 2022 (see Note 2, Summary of Significant Accounting Policies – Revenue Recognition).

Royalty revenue

Royalty revenue includes amounts related to the Company’s royalties earned from CSL Vifor on the net sales of Kapruvia in Europe, based on the amount of net sales in a licensed territory during a calendar year. Sales-based royalty payments related to a license of IP are recognized as revenue when the respective sales occur, and the net sales tier is achieved. The Company recognized royalty revenue of approximately $415 and $72 for the years ended December 31, 2023 and 2022, respectively, which were related to the Company’s royalties on the net sales of Kapruvia in Europe prior to October 1, 2023. Beginning on October 1, 2023, royalty revenue is no longer recognized until the Company has fulfilled its obligations under the HCR Agreement. As a result, there was no royalty revenue recognized for the year ended December 31, 2024 (see Note 10, Royalty Purchase and Sale Agreement).

Clinical compound revenue

The Company’s only performance obligation under the supply agreement with Maruishi is to deliver clinical compound to Maruishi in accordance with the receipt of purchase orders. During the years ended December 31, 2024 and 2023, the Company recognized clinical compound revenue of $84 and $165, respectively, from the sale of clinical compound to Maruishi. There were no sales of clinical compound to Maruishi during the year ended December 31, 2022.

The Company’s only performance obligation under the Vifor Supply Agreement is to deliver compound to CSL Vifor in accordance with the receipt of purchase orders. There were no sales of clinical compound under the Vifor Supply Agreement during the years ended December 31, 2024, 2023 and 2022.

Other revenue

The Company recorded other non-cash revenue of $4,327 and $699 for the years ended December 31, 2024 and 2023, which represents the royalty and milestone payments earned by the Company under Vifor Agreement No. 2 and the Maruishi Agreement in conjunction with ex-U.S. sales of KORSUVA/Kapruvia, which will be remitted to HCR under the terms of the HCR Agreement. This non-cash revenue will continue to be recorded until the Company has fulfilled its obligations under the HCR Agreement. There was no other non-cash revenue for the year ended December 31, 2022 as the Company entered into the HCR Agreement in the fourth quarter of 2023 (see Note 10, Royalty Purchase and Sale Agreement).

Contract balances

As of December 31, 2024 and 2023, the Company recorded accounts receivable, net – related party of $407 and $2,765 which primarily related to its royalty payments earned from CSL Vifor for the 2024 period, and profit-sharing revenue from sales of KORSUVA injection in the United States by CSL Vifor, its commercial supply of KORSUVA injection to CSL Vifor, and royalty payments earned from CSL Vifor in the 2023 period. The Company also recorded other receivables of $1,047 and $415 for the years ended December 31, 2024 and 2023, which related to royalty payments from Maruishi and were included within other receivables on the Consolidated Balance Sheets. There were no other contract assets or contract liabilities related to the CSL Vifor, Maruishi and CKDP agreements as of December 31, 2024 and December 31, 2023.

The Company also recorded other receivables of $2,500 as of December 31, 2024, which related to the additional financing that was earned in accordance with the HCR Agreement based on net sales in Japan in 2024 (see Note 10, Royalty Purchase and Sale Agreement).

The Company routinely assesses the creditworthiness of its license and collaboration partners and others. The Company has not experienced any losses related to receivables from its license and collaboration partners or others as of December 31, 2024 and December 31, 2023.